Note 22	12 Months Ended
Dec. 31, 2023
Financial liabilities at amortised cost [Abstract]
Disclosure of Financial liabilities at amortised cost [Text Block]	Financial liabilities at amortized costBreakdown of the balance
The breakdown of the balance under these headings in the consolidated balance sheets is as follows:

Financial liabilities measured at amortized cost (Millions of Euros)
	2023	2022 ⁽¹⁾	2021
Deposits	473,835	459,662	416,947
Deposits from central banks	20,309	38,323	47,351
Demand deposits	159	205	8
Time deposits and other	12,203	33,534	41,790
Repurchase agreement	7,947	4,584	5,553
Deposits from credit institutions	40,039	26,935	19,834
Demand deposits	6,629	11,434	7,601
Time deposits and other	12,871	11,787	8,599
Repurchase agreement	20,539	3,714	3,634
Customer deposits	413,487	394,404	349,761
Demand deposits	317,543	316,082	293,015
Time deposits and other	91,740	76,063	55,479
Repurchase agreement	4,204	2,259	1,267
Debt certificates issued	68,707	55,429	55,763
Other financial liabilities	15,046	14,081	15,183
Total	557,589	529,172	487,893
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
The amount recorded in "Deposits from central banks - Time deposits" includes the drawdowns of the TLTRO III facilities of the ECB, mainly by BBVA S.A., amounting to €3,660 million as of December 31, 2023 and €26,711 million as of December 31, 2022, having started the partial repayment of the TLTRO III program in December 2022 for an approximate amount of €35,000 million. As of December 31, 2021 it amounted to €38,692 million (see Note 7.5).
The positive income generated by the drawdowns of the TLTRO III facilities has been recorded under the heading of "Interest and other income – Other income" in the consolidated income statements (see Note 37.1), while the negative remuneration generated by the drawdowns of the TLTRO III facilities has been recorded under "Interest expense" in the consolidated income statements.
Deposits from credit institutions
The breakdown by geographical area and the nature of the related instruments of this heading in the consolidated balance sheets is as follows:

Deposits from credit institutions (Millions of Euros)
	Demand deposits	Time deposits and other (1)	Repurchase agreements	Total
December 2023
Spain	1,252	2,434	899	4,585
Mexico	789	642	—	1,431
Turkey	16	535	37	587
South America	416	2,242	—	2,659
Rest of Europe	3,011	2,742	19,344	25,097
Rest of the world	1,145	4,277	259	5,681
Total	6,629	12,871	20,539	40,039
December 2022
Spain	1,215	1,429	67	2,709
Mexico	855	732	—	1,587
Turkey	10	633	29	672
South America	844	2,251	—	3,095
Rest of Europe	3,613	2,944	1,669	8,226
Rest of the world	4,897	3,797	1,949	10,645
Total	11,434	11,787	3,714	26,935
December 2021
Spain	1,671	375	—	2,047
Mexico	444	558	—	1,002
Turkey	83	672	37	792
South America	532	1,225	—	1,757
Rest of Europe	1,841	3,110	2,549	7,500
Rest of the world	3,030	2,657	1,048	6,736
Total	7,601	8,599	3,634	19,834
(1) Subordinated deposits are included amounting to €35, €24 and €14 million as of December 31, 2023, 2022 and 2021, respectively.
Customer deposits
The breakdown by geographical area of this heading in the consolidated balance sheets, by type of instrument is as follows:

Customer deposits (Millions of Euros)
	Demand deposits	Time deposits and other	Repurchase agreements	Total
December 2023
Spain	179,825	17,952	4	197,780
Mexico	76,122	15,067	1,638	92,828
Turkey	20,423	21,485	1,331	43,239
South America	26,888	17,349	—	44,237
Rest of Europe	12,863	16,257	1,231	30,350
Rest of the world	1,422	3,630	—	5,052
Total	317,543	91,740	4,204	413,487
December 2022 ⁽¹⁾
Spain	188,803	13,937	2	202,742
Mexico	64,671	12,916	630	78,217
Turkey	22,117	17,254	747	40,118
South America	27,083	14,505	—	41,587
Rest of Europe	11,670	14,224	880	26,774
Rest of the world	1,737	3,228	—	4,965
Total	316,082	76,063	2,259	394,404
December 2021
Spain	181,565	10,407	2	191,974
Mexico	53,359	10,383	505	64,247
Turkey	19,725	13,644	6	33,376
South America	28,039	9,822	—	37,861
Rest of Europe	8,933	9,546	754	19,234
Rest of the world	1,393	1,677	—	3,070
Total	293,015	55,479	1,267	349,761
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
Debt certificates
The breakdown of the balance under this heading, by type of financial instrument and by currency, is as follows:

Debt certificates issued (Millions of Euros)
	2023	2022	2021
In Euros	44,622	35,611	36,289
Promissory bills and notes	5,416	1,079	319
Non-convertible bonds and debentures	16,256	16,979	15,712
Covered bonds	6,734	7,665	9,930
Hybrid financial instruments (1)	800	959	366
Securitization bonds	2,168	2,501	2,302
Wholesale funding	6,182	139	438
Subordinated liabilities	7,066	6,289	7,221
Convertible perpetual certificates	3,000	3,000	3,500
Other non-convertible subordinated liabilities	4,066	3,289	3,721
In foreign currencies	24,086	19,819	19,475
Promissory bills and notes	336	351	579
Non-convertible bonds and debentures	8,684	9,323	7,885
Covered bonds	99	114	178
Hybrid financial instruments (1)	4,722	3,724	2,843
Securitization bonds	—	—	4
Wholesale funding	1,479	111	412
Subordinated liabilities	8,766	6,196	7,574
Convertible perpetual certificates	2,715	1,876	1,771
Other non-convertible subordinated liabilities	6,051	4,320	5,803
Total	68,707	55,429	55,763
(1) Corresponds to structured note issuances with embedded derivatives that have been segregated according to IFRS 9.
Subordinated liabilities
The breakdown of this heading in the consolidated balance sheets is as follows:

Memorandum item: Subordinated liabilities at amortized cost (Millions of Euros)
	2023	2022	2021
Subordinated deposits	35	24	14
Subordinated certificates	15,832	12,485	14,794
Compound convertible financial instruments	5,715	4,876	5,271
Other non-convertible subordinated liabilities	10,117	7,609	9,523
Total	15,867	12,509	14,808
The balance variances are mainly due to the following transactions:
Perpetual Contingent Convertible Securities
The Annual General Shareholders' Meeting of BBVA held on April 20, 2021, resolved, under agenda item five, to authorize the Board of Directors of BBVA, with sub-delegation powers, to issue convertible securities, whose conversion is contingent and which are intended to meet regulatory requirements for their eligibility as capital instruments (CoCos), in accordance with the solvency regulations applicable from time to time, subject to the legal and statutory provisions that may be applicable at any time. The Board of Directors may make issues on one or several times within the maximum term of five years from the date on which this resolution was adopted, up to the maximum overall amount of €8 billion or its equivalent in any other currency. The Board of Directors may also resolve to exclude, either fully or partially, the pre-emptive subscription rights of shareholders within the framework of a concrete issuance, complying in all cases with the legal requirements and limitations established for this purpose at any given time.
Under that delegation, BBVA has made the following contingently convertible issuances that qualify as additional tier 1 capital of the Bank and the Group in accordance with Regulation (EU) 575/2013:
–On June 21, 2023, BBVA carried out an issuance of perpetual contingent convertible securities with exclusion of shareholders' pre-emptive subscription rights, for a total nominal amount of €1 billion. This issuance is listed in the Global Exchange Market of Euronext Dublin and was targeted only at qualified investors, not being offered or sold to any retail clients.
–On September 19, 2023, BBVA carried out an issuance of perpetual contingent convertible securities with exclusion of shareholders' pre-emptive subscription rights, for a total nominal amount of USD 1 billion. This issuance is listed on the New York Stock Exchange and was targeted only at qualified investors, not being offered or sold to any retail clients.
These perpetual securities issued, where appropriate, must be converted into newly issued ordinary shares of BBVA if the CET 1 ratio of the Bank or the Group is less than 5.125%, in accordance with their respective terms and conditions.
These type of issuances made by the Bank may be fully redeemed at BBVA's option only in the cases contemplated in their respective terms and conditions and, in any case, in accordance with the provisions of the applicable legislation. In particular, throughout the financial years 2021, 2022 and 2023:
–On April 14, 2021, the Bank early redeemed the issuance of contingently convertible preferred securities (which qualified as additional tier 1 instruments) carried out by the Bank on April 14, 2016, for an amount of €1 billion on the First Reset Date of the issuance and once the prior consent from the Regulator was obtained.
–On May 24, 2022, the Bank early redeemed the contingently convertible preferred securities (which qualified as additional tier 1 instruments) issued by the Bank on May 24, 2017, for an amount of €500 million on the First Reset Date and once the prior consent from the Regulator was obtained.
–On September 24, 2023, the Bank early redeemed the issuance of contingently convertible preferred securities (which qualified as additional tier 1 instruments) carried out by the Bank on September 24, 2018, for an amount of €1 billion on the First Reset Date and once the prior consent from the Regulator was obtained.
Convertible Securities
The Annual General Shareholders' Meeting of BBVA held on March 18, 2022, resolved, under agenda item five, to confer authority on the Board of Directors of BBVA, with sub-delegation powers, to issue securities convertible into new BBVA shares (other than contingently convertible securities, envisaged to meet regulatory requirements for their eligibility as capital instruments (CoCos) referred to in the resolutions adopted by BBVA's Annual General Shareholders' Meeting held on April 20, 2021, under agenda item five), subject to provisions in the law and in BBVA's bylaws that may be applicable at any time, on one or several occasions within the maximum term of five years to be counted as from the date on which the resolution was adopted, up to a maximum total amount of €6 billion, or the equivalent in any other currency. The Board of Directors may also resolve to exclude, either fully or partially, the pre-emptive subscription rights of shareholders within the framework of a specific issuance, subject to the following limitation: the aggregate nominal amount of any capital increases with exclusion of pre-emptive subscription rights that may be carried out to satisfy the conversion of securities by virtue of this authorization (without prejudice to any applicable anti-dilution adjustments) and any capital increases with exclusion of pre-emptive subscription rights that may be agreed or executed pursuant to the power set forth under item 4 on the Agenda of the same General Meeting, described in Note 26, may not exceed 10% of BBVA's share capital at the time the resolution was adopted.
As of the date hereof the Bank has not made use of the authority granted by the BBVA Annual General Shareholders' Meeting held on March 18, 2022.
Other financial liabilities
The breakdown of the balance under this heading in the consolidated balance sheets is as follows:

Other financial liabilities (Millions of Euros)
	2023	2022 ⁽¹⁾	2021
Lease liabilities (2)	1,507	1,398	2,560
Creditors for other financial liabilities	3,439	3,584	2,657
Collection accounts	3,642	3,426	3,839
Creditors for other payment obligations	6,458	5,673	6,127
Total	15,046	14,081	15,183
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
(2) The variation in 2022 corresponds mainly to the closing of the transaction with Merlin Properties for which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group (see Note 17).

A breakdown of the maturity of the lease liabilities, due after December 31, 2023 is provided below:

Maturity of future payment obligations (Millions of Euros)
	Up to 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Leases	236	264	182	824	1,507